Offerings - Offering: 1	Dec. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	55,961,070
Proposed Maximum Offering Price per Unit	20.55
Maximum Aggregate Offering Price	$ 1,149,999,988.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 176,065
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), PG&E Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3
(Registration
No. 333-277286),
filed with the Securities and Exchange Commission (the “SEC”) on February 22, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated December 3, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)	Assumes full exercise of the underwriters’ option to purchase up to an additional 7,299,269 shares of the Company’s Common Stock, no par value per share, solely to cover over-allotments, if any.